Annual Fund Operating Expenses	Oct. 31, 2025
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	1.07%
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	1.32%
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Retirement Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	0.97%
Hood River International Opportunity Fund | Hood River International Opportunity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%	[2]
Component2 Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.87%)	[4]
Net Expenses (as a percentage of Assets)	1.25%	[5]
Hood River International Opportunity Fund | Hood River International Opportunity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[2]
Component2 Other Expenses	0.95%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.85%)	[4]
Net Expenses (as a percentage of Assets)	1.51%	[5]
Hood River International Opportunity Fund | Hood River International Opportunity Fund Retirement Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[2]
Component2 Other Expenses	1.24%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(1.14%)	[4]
Net Expenses (as a percentage of Assets)	1.16%	[5]
Hood River New Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 5, 2027
Hood River New Opportunities Fund | Hood River New Opportunities Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[6]
Component2 Other Expenses	0.48%	[7]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.38%
Net Expenses (as a percentage of Assets)	0.95%
Hood River New Opportunities Fund | Hood River New Opportunities Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[6]
Component2 Other Expenses	0.50%	[7]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.40%
Net Expenses (as a percentage of Assets)	1.20%
Hood River New Opportunities Fund | Hood River New Opportunities Fund Retirement Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[6]
Component2 Other Expenses	0.40%	[7]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	0.30%
Net Expenses (as a percentage of Assets)	0.85%

[1]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.10% for Institutional Shares and Investor Shares in the upcoming fiscal year.
[2]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.09% and 0.10% for Institutional Shares and Investor Shares respectively, in the upcoming fiscal year. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund during the fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[4]	Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed 1.15% of the Fund’s average daily net assets, through at least November 30, 2026, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 1.15%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
[5]	The Fund had non-recurring tax expenses carried over during the reorganization that occurred during the 2025 fiscal year. Expense information was restated to reflect the Fund’s current expenses. The non-recurring expenses would have had the following impacts to each share class, if included: 0.05% for the Institutional Share Class, 0.11% for the Investor Share Class, and 0.05% for the Retirement Share Class.
[6]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.10% for Institutional Shares and Investor Shares in the upcoming fiscal year.
[7]	Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed 0.85% of the Fund’s average daily net assets, through at least August 5, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 0.85%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.